ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 5,742,546	$ 11,571,380
Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	43,341,471	66,666,602
Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	37,598,925	55,095,222
US Dollar [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,369,440
US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	42,105,145
US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	36,735,705
Euro [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	67,778
Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	923,079
Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	855,301
Real
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	17,202
Real | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	17,217
Real | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15
Other Currency [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	288,126
Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	296,030
Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7,904
Deposits [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	28,823,051	38,036,395
Deposits [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	28,348,565
Deposits [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	474,486
Non-financial public sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,114,042	1,363,730
Non-financial public sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,113,873
Non-financial public sector [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	169
Financial sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	221	3,105
Financial sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	221
Non-financial private sector and foreign residents [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	27,708,788	36,669,560
Non-financial private sector and foreign residents [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	27,234,471
Non-financial private sector and foreign residents [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	474,317
Liabilities at fair value with changes in results [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	688,912
Liabilities at fair value with changes in results [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	688,912
Other financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,582,008	3,589,592
Other financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,193,275
Other financial liabilities [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	380,815
Other financial liabilities [member] | Real | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15
Other financial liabilities [member] | Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7,903
Financing received from the Argentine Central Bank and other financial entities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,135,292	7,849,164
Financing received from the Argentine Central Bank and other financial entities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,135,292
Other financial entities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency		3,325,030
Subordinated negotiable obligations [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency		1,721,441
Other non-financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	369,662	573,600
Other non-financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	369,661
Other non-financial liabilities [member] | Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1
Cash and due from banks [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	21,475,944	30,789,452
Cash and due from banks [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	20,240,942
Cash and due from banks [member] | Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	922,100
Cash and due from banks [member] | Real | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	17,217
Cash and due from banks [member] | Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	295,685
Government and corporate securities at fair value with changes in results [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	777,457	2,786,763
Government and corporate securities at fair value with changes in results [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	777,457
Derivatives [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7,367	798
Derivatives [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7,367
Other Financial Assets [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	711,238	1,711,669
Other Financial Assets [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	711,114
Other Financial Assets [member] | Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	124
Loans and other financing [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,428,720	22,976,589
Loans and other financing [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,427,520
Loans and other financing [member] | Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	855
Loans and other financing [member] | Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	345
Other Debt Securities [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,732,301	7,246,202
Other Debt Securities [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,732,301
Financial assets in guarantee [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,087,132	791,754
Financial assets in guarantee [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,087,132
Other Non Financial Assets [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	121,312	$ 363,375
Other Non Financial Assets [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 121,312